Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (18,331,208)	$ (3,594,261)	$ 1,878,786
Other comprehensive (loss) income:
Foreign currency translation gain (loss)	526,321	(189,873)	(957,379)
Comprehensive (loss) income	(17,804,887)	(3,784,134)	921,407
Comprehensive loss (income) attributable to the non- controlling interest	699,680	6,485	(213,031)
Comprehensive (loss) income attributable to the Company	$ (17,105,207)	$ (3,777,649)	$ 708,376